Balance Sheet Details - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,561	$ 3,407
Less: accumulated depreciation	(2,604)	(2,326)
Property and equipment, net	957	1,081
Depreciation	300	400
Asset impairment and other charges	1,310
Computer hardware
Property, Plant and Equipment [Line Items]
Property and equipment, gross	261	263
Computer software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	274	291
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	427	497
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	179	247
Scientific equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,013	1,999
Construction in progress, or CIP
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 407	$ 110